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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending: 12/31/98

Is this an amendment to a previous filing? (Y/N): N

--------------------------------------------------------------------------------
1.  A. Registrant Name: CG Variable Annuity Account II
    B. File Number: 811-1819
    C. Telephone Number: (860) 534-3428   Ann Ruddy

2.  A. Street: 280 Trumbull St., H19B
    B. City: Hartford           C. State: CT      D. Zip Code: 06103   Zip Ext:
    E. Foreign Country                               Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N): .......N.......

4.  Is this the last filing on this form by Registrant? (Y/N): ........N.......

5.  Is Registrant a small business investment company (SBIC)? (Y/N) ...N.......
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N).................Y.......
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)......N......
       [If answer is "N" (NO), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?...........




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115. A. [/] Independent Public Accountant Name:     PRICE WATERHOUSE COPPERS
                                                 -----------------------------
     B. [/] City:  Hartford     State:  CT     Zip Code:  06103   Zip Ext: _____
                  ------------        -----              -------
            Foreign Country: __________________  Foreign Postal Code: __________


120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted)...................................................$9,013
                                                                        ------

123.  [/] State the total value of the additional units considered
      in answering item 122 ($000's omitted)........................... $   10
                                                                        ------

125. [/] State the total dollar amount of sales loads collected
     (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of units of all series
     of Registrant ($000's omitted) ................................... $    1
                                                                        ------



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127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                      Number          Total Assets
                                                                      of Series       (%000's
                                                                      Investing       omitted)
                                                                      ---------       --------
A.    U.S. Treasury direct issue                                                      $
B.    U.S. Government agency                                                          $
C.    State and municipal tax-free                                                    $
D.    Public utility debt                                                             $
E.    Brokers or dealers debt or debt of brokers' or dealers' parents                 $
F.    All other corporate intermed. & long-term debt                                  $
G.    All other corporate short -term debt                                            $
H.    Equity securities of brokers or dealers or parents of
      brokers or dealers                                                              $
I.    Investment company equity securities                                            $
J.    All other equity securities                                         1           $ 9,013
K.    Other securities                                                                $
                                                                      ---------       -------
L.    Total assets of all services of Registrant                                      $ 9,013
                                                                                      -------

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted).......................                $    86
                                                                                      -------



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This report is signed on behalf of the depositor in the City of Hartford and
State of Connecticut on the 26th day of February, 1998


                                      Connecticut General Life Insurance Company


Witness:  /s/ Ann Ruddy              By:   /s/ Joseph D. Horan
         ------------------              ------------------------------------
         Ann Ruddy                   Joseph D. Horan
                                     Assistant Vice President &
                                     Chief Accounting Officer